Statements of cash flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Cash flows from operating activities:
Net loss	$ (16,625)	$ (9,983)	$ (15,062)	$ (18,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,267	8,427	11,594	9,640
Stock-based compensation expense	3,832	950	1,447	805
Change in fair value of warrants liability	3,307	1,496	2,058	598
Amortization of debt discount	412	579	798	904
Loss on extinguishment of debt	1,073	0
Cost of Phreesia hardware purchased by customers	512	0	585	0
Deferred contract acquisition costs amortization	1,465	1,179	1,640	1,389
Changes in operating assets and liabilities
Accounts receivable	(3,899)	(346)	(3,800)	(3,382)
Prepaid expenses and other assets	(2,943)	130	(540)	(319)
Deferred contract acquisition costs	(1,414)	(1,468)	(861)	(383)
Accounts payable	1,629	1,208	1,957	(2,058)
Accrued expenses	3,098	(145)	(1,908)	1,968
Deferred revenue	(1,162)	(359)	1,602	(723)
Net cash provided by (used in) operating activities	(448)	1,668	(2,130)	(11,142)
Cash flows used in investing activities:
Acquisition			(1,190)	0
Capitalized internal-use software	(4,329)	(3,744)	(5,109)	(5,375)
Purchase of property and equipment	(4,826)	(3,397)	(4,724)	(6,590)
Net cash used in investing activities	(9,155)	(7,141)	(11,023)	(11,965)
Cash flows from financing activities:
Proceeds from IPO	130,781	0
Proceeds from revolving line of credit	9,876	3,500	14,800	12,400
Payments of revolving line of credit	(17,676)	(3,500)	(7,000)	(20,400)
Proceeds from term loan	20,000	0	0	10,000
Repayment of term loan	(1,042)	(875)	(1,167)	(1,167)
Repayment of loan payable	(20,000)	0
Payment of preferred stock dividends	(14,955)	0
Payment on capital leases	(1,624)	(1,870)	(2,470)	(1,929)
Debt extinguishment costs	(300)	0
Debt issuance costs	(112)	0	(136)	(224)
Proceeds from issuance of preferred stock, net			0	32,459
Proceeds from issuance of common stock upon exercise of stock options	445	324	361	147
Deferred offering costs	(5,944)	0	(195)	0
Net cash (used in) provided by financing activities	99,449	(2,421)	4,193	31,286
Net increase (decrease) in cash and cash equivalents	89,846	(7,894)	(8,960)	8,179
Cash and cash equivalents-beginning of period	1,543	10,503	10,503	2,323
Cash and cash equivalents-end of period	91,389	2,609	1,543	10,503
Supplemental information:
Property and equipment acquisitions through capital leases	1,738	2,053	4,425	781
Deferred debt issuance costs included in accrued expenses	0	0	0	100
Purchase of property and equipment included in accounts payable	546	0
Deferred issuance costs included in accounts payable and accrued expenses			344	0
Issuance of warrants related to debt	833	0
Shares issued in connection with acquisition			162	0
Cashless exercise of common stock warrants	2,521	0
Net exercise of preferred stock warrant			0	28
Cash payments for:
Interest	$ 1,834	$ 1,732	$ 2,799	$ 2,816